Project Summit (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of restructuring
Restructuring Charges included in the accompanying Consolidated Statement of Operations for the years ended December 31, 2021, 2020 and 2019, and from the inception of Project Summit through December 31, 2021, are as follows:

	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2020	YEAR ENDED DECEMBER 31, 2019	FROM INCEPTION OF PROJECT SUMMIT THROUGH DECEMBER 31, 2021
Employee severance costs	$22,809	$47,349	$20,850	$91,008
Professional fees and other costs	183,617	147,047	27,747	358,411
Restructuring Charges	$206,426	$194,396	$48,597	$449,419
Restructuring Charges included in the accompanying Consolidated Statement of Operations by segment for the years ended December 31, 2021, 2020 and 2019, and from inception of Project Summit through December 31, 2021, are as follows:

	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2020	YEAR ENDED DECEMBER 31, 2019	FROM INCEPTION OF PROJECT SUMMIT THROUGH DECEMBER 31, 2021
Global RIM Business	$59,033	$67,140	$21,900	$148,073
Global Data Center Business	3,062	1,632	306	5,000
Corporate and Other Business	144,331	125,624	26,391	296,346
Restructuring Charges	$206,426	$194,396	$48,597	$449,419
A rollforward of the accrued Restructuring Charges, which is included as a component of Accrued expenses and other current liabilities in our Consolidated Balance Sheet from the inception of Project Summit through December 31, 2021 is as follows:

	EMPLOYEE SEVERANCE COSTS	PROFESSIONAL FEES AND OTHER	TOTAL ACCRUED RESTRUCTURING CHARGES
Inception of Project Summit	$—	$—	$—
Amounts accrued	20,850	27,747	48,597
Payments	(16,027)	(14,793)	(30,820)
Balance as of December 31, 2019	4,823	12,954	17,777
Amounts accrued	47,349	147,047	194,396
Payments	(32,455)	(136,222)	(168,677)
Other, including currency translation adjustments	(3,439)	(4)	(3,443)
Balance as of December 31, 2020	$16,278	$23,775	$40,053
Amounts accrued	22,809	183,617	206,426
Payments	(29,956)	(199,664)	(229,620)
Other, including currency translation adjustments	2,858	—	2,858
Balance as of December 31, 2021	$11,989	$7,728	$19,717